Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 24,034,313	$ 10,187,239	$ 9,545,531	$ 475,864	$ 44,242,947
Aurizona, Fazenda
Total				$ 475,864	475,864
Aurizona
Total			67,168		67,168
Castle Mountain
Total	1,290,368		1,378		1,291,746
Fazenda, Santa Luz, Aurizona
Total	3,627,200				3,627,200
Fazenda, Santa Luz, Aurizona, RDM
Total		8,408,379	333,337		8,741,716
Greenstone
Total	1,657,467		4,326,083		5,983,550
Los Filos
Total	5,678,387	1,777,763	1,287,420		8,743,570
Mesquite, Castle Mountain
Total	11,043,651		764,739		11,808,390
Mesquite
Total	$ 737,240	$ 1,097	2,688,330		3,426,667
RDM
Total			$ 77,076		$ 77,076